ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Details) - Subsidiaries	12 Months Ended
Dec. 31, 2019
21ViaNet Group Limited ("21Vianet HK")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Data Center Co., Ltd. ("21Vianet China")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet (Foshan) Technology Co., Ltd. ("FS Technology")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Anhui Suzhou Technology Co., Ltd.("SZ Technology")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Hangzhou Information Technology Co.,Ltd. ("HZ Technology")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Mobile Limited ("21V Mobile")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Joytone Infotech Co., Ltd. ("SZ Zhuoaiyi")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Ventures Limited (Ventures)
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Abitcool (China) Broadband Inc. ("aBitCool DG")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Diyixian.com Limited ("Diyixian.com")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Zhuhai Financial Leasing Limited
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet DRP Investment Holdings Limited [Member]
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings Limited.
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Dermot Holding Limited [Member]
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing Hongyuan Network Technology Co., Ltd [Member]
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Shenzhen Diyixian Telecommunication Co., Ltd [Member]
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Waigaoqiao Free Trade Zone Hongming Logistics Co., Ltd. ("Hongming Logistics")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%